Sales Revenue - Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 301,981
Within 1 year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	103,734
Between 1 and 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	185,456
Later than 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 12,791